Short Term Notes Payable (Tables)	9 Months Ended
Sep. 30, 2016
Disclosure Text Block [Abstract]
Schedule of Short-term Debt [Table Text Block]
Description	September 30, 2016	December 31, 2015
Note payable - Credit line, payable to Ascentium Capital, bearing interest at 24% per annum, unsecured, paid in full in February 2016.	$-	$6,706
Note payable – Orchard Street Funding – This loan was paid off in January, 2016	-	45,240
Note payable – other bearing interest at 12% per annum, unsecured, demand note.	-	59,832
Merchant Note payable to Web Bank, borrowed 2-1-16, bearing interest at 23% per annum, unsecured, matures in March, 2017. (2)	85,256	-
Merchant Note payable to Quarterspot Lending, borrowed 6-27-16, bearing interest at 31% per annum, unsecured, matures in September, 2017. (3)	38,360	-
Merchant note payable to Premier Capital Funding, borrowed 7-12-16, bearing interest at 29% per annum, unsecured, maturing November 28, 2016. (4)	37,138
Total	$160,754	$111,778